Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Property and Equipment [Abstract]
Depreciation expense	$ 105,395	$ 78,694	$ 113,794	$ 73,718	$ 369,039	$ 256,363
Accumulated depreciation	1,044,098		569,665		938,703
Software amortization expense	$ 95,977	$ 71,920	$ 99,855	$ 64,192	$ 334,224	$ 226,454